Unrealized Losses on Debt Investments (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	$ 2,157	$ 10,721
Less than 12 Months - Unrealized Losses	(25)	(398)
12 Months or Greater - Fair Value	52,432	53,598
12 Months or Greater - Unrealized Losses	(3,323)	(4,152)
Total Fair Value	54,589	64,319
Total Unrealized Losses	(3,348)	(4,550)
U.S. government and agency securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	529	7,950
Less than 12 Months - Unrealized Losses	(12)	(336)
12 Months or Greater - Fair Value	45,821	45,273
12 Months or Greater - Unrealized Losses	(2,936)	(3,534)
Total Fair Value	46,350	53,223
Total Unrealized Losses	(2,948)	(3,870)
Foreign government bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	79	77
Less than 12 Months - Unrealized Losses	(2)	(5)
12 Months or Greater - Fair Value	180	391
12 Months or Greater - Unrealized Losses	(14)	(19)
Total Fair Value	259	468
Total Unrealized Losses	(16)	(24)
Mortgage- and asset-backed securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	201	257
Less than 12 Months - Unrealized Losses	(1)	(5)
12 Months or Greater - Fair Value	409	412
12 Months or Greater - Unrealized Losses	(34)	(34)
Total Fair Value	610	669
Total Unrealized Losses	(35)	(39)
Corporate notes and bonds
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	1,310	2,326
Less than 12 Months - Unrealized Losses	(9)	(49)
12 Months or Greater - Fair Value	5,779	7,336
12 Months or Greater - Unrealized Losses	(310)	(534)
Total Fair Value	7,089	9,662
Total Unrealized Losses	(319)	(583)
Municipal securities
Unrealized Losses on Investments [Line Items]
Less than 12 Months - Fair Value	38	111
Less than 12 Months - Unrealized Losses	(1)	(3)
12 Months or Greater - Fair Value	243	186
12 Months or Greater - Unrealized Losses	(29)	(31)
Total Fair Value	281	297
Total Unrealized Losses	$ (30)	$ (34)